SCHEDULE 1 - COMPANY STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash from operations	$ 775,856	$ 902,923	$ 966,874
Income taxes paid	(38,629)	(45,411)	(51,245)
Net cash from operating activities	729,305	853,453	907,303
Cash flow from investing activities
Purchase of property, plant and equipment	(235,169)	(464,897)	(378,521)
Purchase of software and licenses	(3,980)	(22,811)	(15,695)
Interest received	18,660	25,008	15,170
Net cash from/(used in) investing activities	63,179	(722,249)	(1,517,288)
Cash flows from financing activities
Shares repurchased and canceled through buyback program		(10,037)
Interest paid	(326,984)	(299,029)	(234,567)
Proceeds received from issuance of borrowings (net of transaction costs)	2,208,375	986,604	1,263,272
Fees on borrowings and derivative instruments	(10,558)	(19,441)	(19,911)
Repayment of borrowings	(2,149,307)	(689,940)	(506,504)
Interest/premium paid on derivative instruments	(8,834)		(910)
Net gain settled on derivative instruments	(22,414)	839	(3,197)
Net cash (used in)/from financing activities	(430,996)	(162,301)	398,241
Net increase/(decrease) in cash and cash equivalents	361,488	(31,097)	(211,744)
Cash and cash equivalents at beginning of period	293,823	514,078	916,488
Exchange differences	(77,355)	(189,158)	(190,666)
Cash and cash equivalents at end of period	577,956	293,823	514,078
Parent Company
Cash flows from operating activities
Cash from operations	267	(105,822)	(86,202)
Net cash from operating activities	267	(105,822)	(86,202)
Cash flow from investing activities
Purchase of property, plant and equipment	(34)	(35)
Purchase of software and licenses	(248)	(1,351)	(54)
Investment in subsidiaries	(72,542)	(33,588)	(439,141)
Dividends received from subsidiaries	52,220
Loan disbursed to subsidiaries	(880,278)	(600)	(254,615)
Loan principal repayment received from subsidiaries	263,574	43,007	47,601
Loan interest repayment received from subsidiaries	61,202	23,632	39,401
Interest received	6,772	8,490	3,270
Net cash from/(used in) investing activities	(569,334)	39,555	(603,538)
Cash flows from financing activities
Shares repurchased and canceled through buyback program		(10,038)
Interest paid	(110,686)	(92,549)	(69,075)
Proceeds received from issuance of borrowings (net of transaction costs)	1,922,253		643,785
Loan receipts from subsidiaries			100,000
Fees on borrowings and derivative instruments	(4,061)	(10,185)	(11,574)
Repayment of borrowings	(1,000,000)		(280,000)
Interest/premium paid on derivative instruments			(910)
Net gain settled on derivative instruments	796	419
Net cash (used in)/from financing activities	808,302	(112,353)	382,226
Net increase/(decrease) in cash and cash equivalents	239,235	(178,620)	(307,514)
Cash and cash equivalents at beginning of period	67,335	245,373	554,100
Exchange differences	(531)	582	(1,213)
Cash and cash equivalents at end of period	$ 306,039	$ 67,335	$ 245,373